CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)	$ (8,996)	$ (13,602)	$ (83,766)
Corresponding to Controlling Company
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)		(1,759)	(74,862)
Corresponding to subsidiaries
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)	$ (8,996)	$ (11,843)	$ (8,904)